SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 shares	Sep. 30, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	9,706,877	65,655,685	65,809,254	42,960,089
Convertible ratio	15.625		15.625
Preferred stock convertible into shares of common stock	62,924,710
Shares of common stock	4,027,181
Common stock warrants	51,642
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	3,895,103	1,129,503	1,163,103	1,084,215
Series Seed Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		20,714,518	20,714,518	20,714,518
Series A Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		5,654,072	5,654,072	5,654,072
Series A-2 Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		5,932,742	5,932,742	5,932,742
Series CF Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		836,331	836,331	126,641
Series A-3 Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		9,032,330	9,032,330	8,223,036
Series B Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		20,754,717	20,754,717
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	3,591,348	794,569	914,539	417,962
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		806,903	806,903	806,903